Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 488	$ 456
Preferred Stock, par value	$ 1	$ 1
Preferred Stock. shares authorized	250,000	250,000
Preferred Stock, shares issued	0	0
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	4,000,000	4,000,000
Common Stock, Shares, Issued	1,446,961	1,444,187
Treasury Stock, shares	585,479	645,057